Goodwill - Key assumptions used in the determination of recoverable value (Details)	12 Months Ended
	Dec. 31, 2022 segment	Dec. 31, 2021	Dec. 31, 2020 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of cash generating units	2
Financial Model Period	5 years
Average Operating Profit Margin	23.80%
Compound Annual Growth Rate	(11.00%)
Silicon Metals And Silicon Alloys United States Segment [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Long-Term Growth Rate	0.020	0.023	2.0
Normalized Tax Rate	0.210	0.210	21.0
Silicon Metals And Silicon Alloys United States Segment [Member] | Weighted average cost of capital (pre-tax)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.146	0.132	10.3